Sale Abandonment of Assets (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of disposal of assets
Years Ended	January 31, 2022 $	January 31, 2021 $	January 31, 2020 $

Deposit	–	(177,300)	–
Equipment	–	(469,695)	–
ROU asset	–	(3,066,586)	–
Lease liability	–	3,279,364	–
Other	–	2,707	–

Loss on disposal of assets	–	(431,510)	–